Share Capital (Details)			12 Months Ended
	Sep. 19, 2022 USD ($) $ / shares shares	Jun. 09, 2022 USD ($) $ / shares shares	Jun. 30, 2024 MYR (RM)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 MYR (RM)	Jun. 30, 2022 MYR (RM)	Apr. 25, 2023 $ / shares shares	Apr. 10, 2023 USD ($) $ / shares shares	Mar. 01, 2022 $ / shares shares
Disclosure of classes of share capital [line items]
Authorised share capital		500,000,000							50,000
Divided shares									50,000
Shares of par value (in Dollars per share) | $ / shares		$ 0.0001					$ 4		$ 1
Shares issued		9,990,000
Amount of working capital (in Dollars) | $		$ 999
Net proceeds (in Dollars)					RM 23,304,379	RM 4,412
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Shares of par value (in Dollars per share) | $ / shares	$ 0.0001
Share capital ordinary shares									1
Share capital ordinary per shares (in Dollars per share) | $ / shares		$ 0.0001
Shares issued	15,000,000
Amount of working capital (in Dollars) | $	$ 1,500
Initial Public Offering [Member]
Disclosure of classes of share capital [line items]
Shares of par value (in Dollars per share) | $ / shares								$ 4
Number of issued shares							187,500	1,250,000
Proceeds from IPO (in Dollars) | $								$ 5,000,000
Net proceeds (in Dollars) | $				675,500
Offering costs (in Dollars) | $				52,500
Issued capital [member]
Disclosure of classes of share capital [line items]
Shares of par value (in Dollars per share) | $ / shares		$ 0.0001
issued and unissued shares		10,000
Number of issued shares		10,000
Offering costs (in Dollars) | $				475,000
Issued capital [member] | Initial Public Offering [Member]
Disclosure of classes of share capital [line items]
Net proceeds (in Dollars) | $				$ 4.525